Financial Instruments and Financial Risk Management - Schedule of Certain Data Regarding U.S. Dollar Exchange Rates (Details) - 12 months ended Dec. 31, 2024	kr / shares	₪ / shares
2022 [Member]
Schedule of Certain Data Regarding U.S. Dollar Exchange Rates [Line Items]
Exchange rate, per share | (per share)	kr 10.4371	₪ 3.519
2023 [Member]
Schedule of Certain Data Regarding U.S. Dollar Exchange Rates [Line Items]
Exchange rate, per share | (per share)	10.0416	3.627
2024 [Member]
Schedule of Certain Data Regarding U.S. Dollar Exchange Rates [Line Items]
Exchange rate, per share | (per share)	kr 10.99818	₪ 3.647